10. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes Tables
Income Taxes
	2015	2014
Non-Current deferred tax asset:
Net operating loss carry-forwards	$2,374,000	$1,024,000
Valuation allowance	(2,374,000)	(1,024,000)
Net non-current deferred tax asset	$—	$—